Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts receivable, trade	Accounts receivable as of December 31, 2018 and 2017 consisted of the following:
	December 31,
	2018	2017

Accounts receivable	$208	$196
Allowance for doubtful accounts	(196)	(196)
	$12	$-

Schedule of movements in allowance for doubtful accounts	The movements in allowance for doubtful accounts are as follows:
	2018	2017

Balance at the beginning of the year	$196	$196
Addition	-	-
Balance at the end of the year	$196	$196